Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Details of other operating income and expenses
Details of other operating income and
expenses for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022		2021	2020
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	￦	15,985	39,136	34,625
Others(*)		40,274	76,627	61,126

	￦	56,259	115,763	95,751

Other Operating Expenses:
Communication	￦	31,881	32,462	34,462
Utilities		401,025	350,678	336,187
Taxes and dues		49,445	33,935	34,577
Repair		435,572	425,606	399,376
Research and development		340,864	347,711	353,198
Training		39,632	31,761	33,384
Bad debt for accounts receivable — trade		27,053	29,402	45,002
Travel		15,684	7,813	7,534
Supplies and other		113,839	101,656	105,333
Loss on disposal of property and equipment and intangible assets		20,465	28,158	25,633
Impairment loss on property and equipment and intangible assets		17,027	3,135	200,705
Donations		13,125	12,800	16,051
Bad debt for accounts receivable — other		3,011	3,995	6,640
Others(*)		20,353	22,475	60,280

	￦	1,528,976	1,431,587	1,658,362

(*)	See note 4 (2).